Capital structure and financial items - Derivative financial instruments - Derivative financial instruments (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 89,653	kr 63,390
Hedging instrument, assets	1,690	2,332
Hedging instrument, liabilities	2,184	1,365
Recognised in other comprehensive income, asset	(1,740)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in other comprehensive income, asset	(1,755)
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	51,383	39,401
Hedging instrument, assets	49	1,849
Hedging instrument, liabilities	1,789	47
Cash flow hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	42,351	29,110
Hedging instrument, assets	17	1,658
Hedging instrument, liabilities	kr 1,667	kr 0
Average price of hedging instrument	628	640
Cash flow hedges | Forward contracts | CNH, JPY, GBP And CAD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 9,032	kr 10,291
Hedging instrument, assets	32	191
Hedging instrument, liabilities	122	47
Fair value hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	38,270	23,989
Hedging instrument, assets	1,641	483
Hedging instrument, liabilities	395	1,318
Fair value hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	30,909	19,411
Hedging instrument, assets	1,607	379
Hedging instrument, liabilities	284	1,307
Fair value hedges | Forward contracts | CNH, CAD, EUR, GBP And JPY
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,361	4,578
Hedging instrument, assets	34	104
Hedging instrument, liabilities	111	11
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, liability	395	1,318
Recognised in Other comprehensive income, liability	1,789	47
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, asset	1,641	483
Recognised in other comprehensive income, asset	kr 49	kr 1,849